Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11     Subsequent Events

During the period from October 1, 2016 through November 16, 2016, the Company issued 1,231,607 shares of common stock and received or credited gross proceeds of $224,640. The expenses of the offering totaled $119,303.  The net proceeds were used for working capital, corporate expenses, legal fees and public company expenses.

On September 2, 2016, the Company entered into a Consulting Agreement ["CA"]  with Benchmark Advisory Partners ("Consultant") which became effective  on September 30, 2016 and which  provides for Consultant to perform financial and business consulting services and other related activities, including, but not limited to, the introduction to the Company of public company services, capital resources, investor relation resources and legal and accounting services who may be of able to provide equity and debt financing. The CA has a six month term expiring on March 31, 2016.  In consideration for rendering such services, on September 30, 2016, Consultant was paid a consulting fee consisting of 150,000 restricted shares of common stock.

Effective September 30, 2016, the Company entered into a Consulting Agreement ("CA") with Joshua Tyrell ("Tyrell") which provides for Tyrell to assist in various business development activities on behalf of the Company, including but not limited to realizing new business opportunities.  In consideration for rendering such services, Tyrell was issued 150,000 free trading shares of Company common stock.  The CA has a six month term expiring on March 31, 2017.  On November 7, 2016, the CA was amended to provide for the payment of an additional 630,000 free-trading shares to Tyrell for services rendered due to the huge trading volume of the derivative conversions and to extend the term of the CA to nine (9) months

From  October 7, 2016 through November 16, 2016, the Company issued an aggregate of 16,523,441 shares of its common stock upon conversions of six  different convertible notes at conversion prices ranging from $0.0015 to $0.0047 per share.  These issuances increased the number of outstanding shares to 21,786,638 shares at November 16, 2016. As a result of such issuances, four [4] of the notes were deemed paid in full. The total remaining principle amount of all convertible note debt outstanding at November 16, 2016 after all such conversions was approximately $46,989.00.

Note 13 Subsequent Events

From January 1, 2016, through March 26, 2016, the Company sold an aggregate of 130,329 shares of restricted stock with prices ranging from $.010 to $.015 with gross proceeds of $190,201 and received an approximate of $ $66,682 of net proceeds from such sales. Commissions and expense reimbursements were paid to foreign agents for Regulation S offerings by the Company in the amount of $123,349. There were no cash payments for shareholder interest in 2016.

On January 15, 2016, the Company's Board of Directors (the "Board"), after careful consideration, approved our 2016 Stock Option and Incentive Stock Plan (the "Plan"), pursuant to which the Company will reserve for issuance thereunder 1,000,000 shares of the Company's authorized Common Stock.

The Plan enables the Board to provide equity-based incentives through grants of Awards to the Company’s present and future employees, directors, consultants and other third party service providers.  Shares issued under the Plan through the settlement, assumption or substitution of outstanding Awards or obligations to grant future Awards as a condition of acquiring another entity will not reduce the maximum number of shares of Common Stock reserved for issuance under the Plan. In addition, the number of shares of Common Stock subject to the Plan, any number of shares subject to any numerical limit in the Equity Incentive Plan, and the number of shares and terms of any incentive award may be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

On January 20, 2016 the Company borrowed $150,000 from WebBank for the purpose of working capital.  The loan required that the Company payoff the loan made on November 25, 2015 from Orchard Street Financing.  The balance of the Orchard Street loan at date of payoff was $44,523 and the Company received the balance of the proceeds in the amount of 105,479.  The daily payments on the WebBank loan will be $645.10.  The loan has a twelve month maturity and the total interest charges will be $31,000, or approximately 21%.

On March 11, 2016, the Company entered into a Professional Relations and Consulting Agreement [“CA”]  with Acorn Management Partners LLC (“Consultant”) which provides for Consultant to perform general corporate and business consulting services and other related activities as directed by the Company, including, but not limited to, the distribution of Company information/news releases on a daily basis, using social media to create a full awareness of the Company and its business, and the preparation of research reports for industry analysts. The CA has a seven month term expiring on September 11, 2016.  The term may be extended by a new written mutual agreement on terms to be agreed upon.

In consideration for rendering such services, Consultant will be paid a consulting fee consisting of monthly cash payments totaling $441,250 beginning with a first payment of $40,000 due March 31, 2016, $83,000 due April 29, 2016 and $78,000 due on each of May 30th, June 30th, July 29th and August 30, of 2016.  In addition, Consultant will receive as of (i) March 11, 2016, 50,000 freely tradeable shares of the Company common stock, without any transfer restrictions whatsoever thereon; and (ii) 75,000 restricted shares of common stock on May 30, 2016 and on August 30, 2016. All shares issuable under the CA are deemed to have been fully earned by Consultant as of the date of the CA, March 11, 2016.

The Consultant was also granted limited registration rights under certain circumstances. The CA is renewable for additional one year terms upon the written notice from one party to the other. The terms of any such renewed CA shall be agreed to in writing between the parties.

Concurrently with the execution of the CA, the Company entered into an Agreement dated March 11, 2016 with Equisolve, Inc. for the design and development of a new Company Website and for the monthly maintenance thereof.  The term is for one year with automatic renewal for one year period unless cancelled 60-days in advance of the end of the then current year.  The fee to design the Website is $12,500, of which $6,250 was paid on signing the CA.

On March 23, 2016, the Company issued a two year $250,000 convertible promissory note to JMJ Financial, a Nevada sole proprietorship which bears interest at the rate of 12% per annum on the principal sum of the outstanding (“JMJ Note”).  The JMJ Note is payable in installments of a minimum of $25,000 per drawdown.  The Company drew down $25,000 on March 23, 2016.  Under the terms of the JMJ Note; the current balance is now $31,111, which includes an original issue interest of $2,777.00, plus interest at the rate of 12% per annum.  The JMJ Note is convertible at any time into shares of common stock at a conversion price equal to 60% of the lowest trade price in the 25 trading days previous to the conversion date.